                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4492
--------------------------------------------------------------------------------

                               MFS SERIES TRUST X
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
--------------------------------------------------------------------------------

                   Date of reporting period: February 28, 2005
--------------------------------------------------------------------------------


This Form N-CSR pertains to the following series of the Registrant: MFS Floating Rate High Income Fund.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) FLOATING RATE HIGH INCOME FUND                                  2/28/05


SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                4
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    5
                        ------------------------------------------------------
                        KEY RISK CONSIDERATIONS                              7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       11
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            13
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                16
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       23
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               33
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      33
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Last summer and fall, I wrote to you about enhancements that MFS(R) was making to its investment process. Our goal, as always, was to deliver strong performance across all asset classes. I am now happy to report to you that 2004 was a very successful year for MFS, relative to our peers in the mutual fund industry. While there will always be room for improvement, we believe the enhancements we have made to our investment process resulted in significantly improved performance across the MFS Family of Funds(R).

You may remember some of the enhancements I outlined last year.
They included

  o increasing collaboration and information sharing among our investment personnel across asset classes, through an Investment Management Committee with members from our Domestic Equity, International Equity, Fixed Income, and Quantitative Research teams

  o increasing the number of analysts supporting our portfolio managers and doubling the average investment experience of our domestic equity analyst staff

  o making additional use of our most-seasoned portfolio managers to mentor research analysts

  o combining more quantitative, top-down risk control and security analysis with our traditional bottom-up research process

  o opening a research office in Mexico City to complement our existing staff in Boston, London, Singapore, and Tokyo

The effect of these enhancements, I believe, is evident in the 2004 performance of our funds. For the 12 months ended December 31, 2004, 80% of MFS domestic equity funds, 100% of MFS international equity funds, and 80% of MFS fixed-income funds delivered results in the top half of their Lipper peer groups.

Our longer-term performance also benefited from our ongoing commitment to the MFS Original Research(R) process: more than 75% of MFS funds were in the top half of their respective Lipper categories over the 3-, 5-, and 10-year periods ended December 31, 2004.

Of course, I cannot offer any guarantees that our performance will repeat itself. Still, I am confident that the recent enhancements to our investment process will continue to benefit shareholders in 2005 and beyond.

What I can tell you with certainty is that the way you manage your investments will determine how well you take advantage of the performance that financial markets deliver. Historically, individual investors have tended to underperform the markets. For example, a 2003 study by DALBAR, Inc. showed that over the nearly two decades from 1984 through 2002, the average U.S. stock investor earned a 2.6% average annual return at a time when U.S. stocks, as measured by the Standard & Poor's 500 Stock Index, delivered a 12.2% average annual return.(1)

This huge discrepancy, in our view, occurred because nonprofessional investors generally did not adhere to the basic principles followed by most professional investors: allocate among asset classes, diversify within each asset class, and rebalance one's portfolio on a routine schedule. I elaborated on this "ADR" theme in fund reports over the last few months of 2004. For more information on how to apply a Disciplined Diversification(SM) strategy to your portfolio using the principles of ADR, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Web site, MFS.COM.

As always, we appreciate your confidence in MFS, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    April 15, 2005

It is not possible to invest directly in an index.

Lipper rankings and performance are based on historical average annual returns of Class A shares, and do not include any sales charges. Past performance is no guarantee of future results.

Asset allocation and diversification cannot guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: DALBAR July 2003 update to its Quantitative Analysis of Investment Behavior; DALBAR, Inc., is a financial-services market research firm headquartered in Boston, MA.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Loans                                      78.2%
              Cash & Other Net Assets                    19.1%
              Bonds                                       2.7%

              TOP FIVE LOAN AND BOND INDUSTRIES*

              Automotive                                 11.7%
              ------------------------------------------------
              Chemicals                                  10.1%
              ------------------------------------------------
              Telecom - Wireline                          6.8%
              ------------------------------------------------
              Advertising & Broadcasting                  5.2%
              ------------------------------------------------
              Consumer Goods & Services                   4.2%
              ------------------------------------------------
              CREDIT QUALITY OF LOANS AND BONDS**

              BB                                         33.3%
              ------------------------------------------------
              B                                          58.4%
              ------------------------------------------------
              Not Rated                                   8.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average maturity of loans and bonds    6.3 yrs.
              ------------------------------------------------
              Average quality of loans and bonds           B+
              ------------------------------------------------
              Average quality short term bonds            A-1
              ------------------------------------------------

  * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

 ** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated. Percentages are based on market value of investments as of 2/28/05.

Percentages are based on net assets as of 2/28/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The U.S. Federal Reserve Board (the Fed) began raising short-term interest rates in June 2004 as the economic recovery strengthened and concerns over rising inflation increased. Since June 2004, the Fed has increased short-term interest rates six times and has not changed its tone, indicating that further near-term rate increases are possible. Additionally during 2004, loan default rates, as measured by Standard and Poor's, continued to decline, ending February 2005 at 1.37%, near historic lows. We believe that both of these factors - rising interest rates and low default rates - provided an attractive environment for senior-secured floating-rate loan investments.

Due to the attractive environment for floating-rate loans, new loan issuance increased 60% in 2004 to $265 billion as both borrowers and investors sought to access this growing asset class. At the end of the period, floating-rate loans comprised approximately $1.3 trillion, approximately one-third the size of the U.S. Treasury market.

PORTFOLIO POSITIONING

The MFS Floating Rate High Income Fund commenced investment operations on January 4, 2005. The fund's investment objective is to provide high current income. The fund invests, under normal market conditions, at least 80% of its net assets in floating rate loans and other floating rate debt securities.

The fund invests primarily in senior secured loans with interest rates that adjust or "float" periodically by reference to a base lending rate such as LIBOR (London Interbank Offered Rate) plus a premium. While it cannot be guaranteed, floating rate loans generally offer a hedge against the risk of rising interest rates. Historically, increases in short-term interest rates have resulted in increases in the coupon of floating rate loans. This adjustment of the coupon has traditionally been attractive during periods of rising interest rates.

While the fund may invest in floating rate securities with any credit rating, the securities offering the high current income sought by the fund generally have speculative characteristics or are lower-rated securities. In assessing the credit quality of floating rate loans and other securities, MFS does not rely solely on credit ratings assigned by credit rating agencies, but rather performs its own independent research and credit analysis.

The fund ended the period with approximately 94% of its assets invested in floating-rate investments and other short-term securities.

    Respectively,

/s/ Philip C. Robbins                   /s/ Donald M. Mykrantz

    Philip C. Robbins                       Donald M. Mykrantz
    Portfolio Manager                       Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
KEY RISK CONSIDERATIONS
-------------------------------------------------------------------------------

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase share price fluctuation.

The portfolio may be susceptible to credit risk, which is the risk that the borrower of a loan or the issuer of another debt security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. To the extent that the portfolio invests in loan participations (in which case the portfolio will have a contractual relationship with the lender and not with the borrower) the portfolio will have credit risk associated with the lender selling the participation, as well as with the borrower. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the portfolio can act on the collateral securing the loan, which may adversely affect the portfolio. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the fund's performance.

The floating rate loans in which the portfolio invests may be subject to restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. Furthermore, no active trading market may exist for many floating rate loans, which may impair the value of the loan to the portfolio in the event that the portfolio needs to liquidate such loans. Other debt securities in which the portfolio invests may be traded in the over-the-counter market rather than on an organized exchange, and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative effect on the portfolio's performance.

Lower-rated securities are subject to a substantially higher degree of credit risk than higher-rated securities. During recessions, a high percentage of issuers of lower-rated securities may default on payments of principal and interest. The price of a lower-rated security therefore may fluctuate drastically due to bad news about its issuer or about the economy in general. During recessions and periods of broad market declines, lower-rated securities could become less liquid, meaning that they would be harder to value or to sell at a fair price.

In managing the portfolio, MFS normally will seek to avoid the receipt of material, non-public information ("Confidential Information") about the issuers of floating rate loans being considered for acquisition by the fund or held in the fund's portfolio. In many instances, issuers offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans. MFS' decision not to receive Confidential Information from these issuers may disadvantage MFS as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells such loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, MFS' ability to assess the desirability of such consents, waivers and amendments may be compromised. For these and other reasons, it is possible that MFS' decision generally not to receive Confidential Information could adversely affect the portfolio's performance.

Some of the floating rate loans in which the portfolio invests may be or may become undercollateralized. Under collateralization means that the obligation to repay the loan is not fully secured, either initially or due to some subsequent event. For example, specific collateral used to secure an initially fullycollateralized loan may decline in value or become illiquid. Undercollateralization may cause floating rate loans to decline significantly in value or to return less than par to the portfolio.

Many floating rate loans allow a borrower to repay part or all of the principal amount prior to maturity. Similarly, certain issuers of debt securities may be able to prepay principal amounts in part or in full. Prepayment of principal can require the portfolio to invest assets at lower yields, which could reduce the portfolio's returns.

The portfolio will not invest more than 25% of its total assets in floating rate loans of borrowers in a single industry. Events that affect banking or related industries may affect the agent banks administering floating rate loans, or any intermediate participants positioned between the portfolio and the borrower with respect to a loan participation, and may have a significant adverse effect on the portfolio.

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Emerging markets generally are defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging market countries generally are more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging market countries.

Prices of securities react to the economic condition of the companies that issue them. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

When interest rates rise, the prices of fixed income securities in the fund's portfolio generally will fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund's portfolio generally will rise. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Interest rate risk generally will affect the price of a floating rate loan or other debt security more if the loan or security has a longer maturity. Floating rate loans and other debt securities with longer maturities therefore will be more volatile than other floating rate loans and debt securities with shorter maturities. Conversely, floating rate loans and other debt securities with shorter maturities will be less volatile; however, they generally provide lower returns than floating rate loans and other debt securities with longer maturities. Because the interest rates on floating rate loans generally adjust periodically (for example, each month or calendar quarter) or whenever a specified interest rate changes, floating rate loans generally have less maturity risk. However, floating rate loans may still have maturity risk to some degree.

Because the portfolio may invest its assets in a small number of issuers, the portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

The portfolio may be susceptible to market risk, which is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or due to other factors affecting borrowers and issuers generally.

Please see the prospectus for further information regarding these and other risk considerations.

INDEX INFORMATION

Standard & Poor's/Loan Syndications and Trading Association (S&P/LSTA) Leveraged Loan Index - a weekly total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

It is not possible to invest directly in an index.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JANUARY 4, 2005, THROUGH FEBRUARY 28, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 4, 2005 through February 28, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    1/04/05-
                            Ratio       1/04/05         2/28/05        2/28/05
-----------------------------------------------------------------------------
        Actual              0.04%       $1,000        $1,012           $0.06
  A     ---------------------------------------------------------------------
        Hypothetical*       0.04%       $1,000        $1,007           $0.06
-----------------------------------------------------------------------------
        Actual              0.04%       $1,000        $1,012           $0.06
  B    ----------------------------------------------------------------------
        Hypothetical*       0.04%       $1,000        $1,007           $0.06
-----------------------------------------------------------------------------
        Actual              0.04%       $1,000        $1,012           $0.06
  I     ---------------------------------------------------------------------
        Hypothetical*       0.04%       $1,000        $1,007           $0.06
-----------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

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PORTFOLIO OF INVESTMENTS (unaudited) - 2/28/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Floating Rate Loans*+ - 77.4%
----------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT         $ VALUE
----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.3%
----------------------------------------------------------------------------------------------
Worldspan LP, Term Loan, 7.25%, 2010                                $1,000,000      $1,004,375
----------------------------------------------------------------------------------------------

Aerospace - 3.3%
----------------------------------------------------------------------------------------------
Hexcel Corp., Term Loan B, 2012**                                   $1,000,000      $1,014,167
----------------------------------------------------------------------------------------------

Automotive - 11.7%
----------------------------------------------------------------------------------------------
Accuride Corp., Term Loan B, 4.88%, 2012                            $1,000,000      $1,010,000
----------------------------------------------------------------------------------------------
Guilford Mills, Term Loan B, 8.00%, 2010                             1,000,000       1,012,500
----------------------------------------------------------------------------------------------
RJ Tower Corp., Term Loan, B, DIP, 2007**                              500,000         499,844
----------------------------------------------------------------------------------------------
TRW, Inc., Term Loan B, 4.38%, 2012                                  1,000,000       1,004,062
----------------------------------------------------------------------------------------------
                                                                                    $3,526,406
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.3%
----------------------------------------------------------------------------------------------
Charter Comm Holdings LLC, Term Loan A, 5.73%, 2010                 $1,000,000        $997,589
----------------------------------------------------------------------------------------------

Building - 3.4%
----------------------------------------------------------------------------------------------
Nortek, Inc., Term Loan, 2010**                                     $1,000,000      $1,016,250
----------------------------------------------------------------------------------------------

Chemicals - 10.1%
----------------------------------------------------------------------------------------------
Celanese AG, Term Loan B, 5.06%, 2011                               $1,000,000      $1,019,844
----------------------------------------------------------------------------------------------
Mosaic Global Holdings, Inc., Term Loan B,
4.28%, 2012                                                          1,000,000       1,010,833
----------------------------------------------------------------------------------------------
PQ Corp., Term Loan, 4.75%, 2012                                     1,000,000       1,016,250
----------------------------------------------------------------------------------------------
                                                                                    $3,046,927
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.2%
----------------------------------------------------------------------------------------------
Alliance Laundry Systems LLC, Term Loan B,
4.81%, 2012                                                           $250,000        $252,604
----------------------------------------------------------------------------------------------
Del Laboratories, Inc., Term Loan, 4.97%, 2011                         500,000         505,938
----------------------------------------------------------------------------------------------
Rayovac Corp., Term Loan, 4.64%, 2012                                  500,000         509,375
----------------------------------------------------------------------------------------------
                                                                                    $1,267,917
----------------------------------------------------------------------------------------------
Entertainment - 3.4%
----------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., Term Loan B,
4.90%, 2011                                                         $1,000,000      $1,015,833
----------------------------------------------------------------------------------------------

Forest & Paper Products - 3.4%
----------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp., Term Loan B,
4.60%, 2011                                                         $1,000,000      $1,015,313
----------------------------------------------------------------------------------------------

Gaming & Lodging - 2.8%
----------------------------------------------------------------------------------------------
Venetian Casino Resorts LLC., Term B, 3.75%, 2011++                   $829,060        $843,871
----------------------------------------------------------------------------------------------

Machinery & Tools - 1.7%
----------------------------------------------------------------------------------------------
Maxim Crane Works, Term Loan, 5.38%, 2010                             $500,000        $510,625
----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 3.3%
----------------------------------------------------------------------------------------------
EGL Acquisition Corp., Term Loan B, 4.63%, 2012                     $1,000,000      $1,011,250
----------------------------------------------------------------------------------------------

Metals & Mining - 3.4%
----------------------------------------------------------------------------------------------
Alcan Aluminum Ltd., US Term Loan B, 2012**                           $634,615        $644,036
----------------------------------------------------------------------------------------------
Novelis, Inc., Term Loan B, 2012**                                     365,385         370,808
----------------------------------------------------------------------------------------------
                                                                                    $1,014,844
----------------------------------------------------------------------------------------------
Printing & Publishing - 3.3%
----------------------------------------------------------------------------------------------
Dex Media West LLC, Term Loan B, 4.53%, 2010                          $991,859      $1,005,290
----------------------------------------------------------------------------------------------

Retailers - 3.4%
----------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., Term Loan B, 2012**              $1,000,000      $1,016,250
----------------------------------------------------------------------------------------------

Telecommunications - Wireless - 3.3%
----------------------------------------------------------------------------------------------
Centennial Comm Co., Term Loan B, 4.46%, 2011                         $997,481      $1,013,067
----------------------------------------------------------------------------------------------

Telecommunications - Wireline - 6.7%
----------------------------------------------------------------------------------------------
NTELOS, Inc., First Lien Term Loan, 5.12%, 2011                       $500,000        $506,250
----------------------------------------------------------------------------------------------
NTELOS, Inc., Second Lien Term Loan, 7.62%, 2012                       500,000         512,500
----------------------------------------------------------------------------------------------
VALOR Telecom LLC, Term Loan B, 5.99%, 2012                          1,000,000       1,015,938
----------------------------------------------------------------------------------------------
                                                                                    $2,034,688
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.4%
----------------------------------------------------------------------------------------------
Texas Genco LLC, Term Loan, 4.48%, 2011                             $1,000,000      $1,015,714
----------------------------------------------------------------------------------------------
Total Floating Rate Loans (Identified Cost, $23,207,001)                           $23,370,376
----------------------------------------------------------------------------------------------

Bonds - 2.7%
----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.8%
----------------------------------------------------------------------------------------------
Intelsat Ltd., FRN, 7.805%, 2012##                                    $535,000        $549,713
----------------------------------------------------------------------------------------------

Containers - 0.9%
----------------------------------------------------------------------------------------------
Constar International, Inc., FRN, 6.15%, 2012##                       $262,000        $265,930
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $797,000)                                               $815,643
----------------------------------------------------------------------------------------------

Short-Term Obligations# - 13.7%
----------------------------------------------------------------------------------------------
Alpine Securitization Corp., 2.60%, due 3/01/05                     $1,201,000      $1,201,000
----------------------------------------------------------------------------------------------
Anheuser-Busch Co., Inc., 2.54%, due 3/01/05                           519,000         519,000
----------------------------------------------------------------------------------------------
First Data Corp., 2.57%, due 3/01/05                                 1,201,000       1,201,000
----------------------------------------------------------------------------------------------
General Electric Co., 2.60%, due 3/01/05                             1,201,000       1,201,000
----------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                     $4,122,000
----------------------------------------------------------------------------------------------

Repurchase Agreements - 19.9%
----------------------------------------------------------------------------------------------
Goldman Sachs, 2.61%, dated 2/28/05, due 3/01/05, total to be received $3,004,218 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)             $3,004,000      $3,004,000
----------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 2/28/05, due 3/01/05, total to be received $3,004,218 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)              3,004,000       3,004,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                $6,008,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $34,134,001)                                   $34,316,019
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (13.7)%                                            (4,137,330)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $30,178,689
----------------------------------------------------------------------------------------------
 # The rate shown represents an annualized yield at time of purchase.
## SEC Rule 144A restriction.
 * The rate shown represents a weighted average coupon rate at period end.
** Loan will settle after February 28, 2005, at which time the interest rate will be determined.
 + Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

++ The portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the portfolio had an unfunded loan commitment of $170,940.

Abbreviations:
FRN = Floating Rate Note
DIP = Debtor-In-Possession

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 2/28/05

ASSETS

Investments, at value (identified cost, $28,126,001)              $28,308,019
--------------------------------------------------------------------------------------------------
Repurchase agreements, at value                                     6,008,000
--------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $34,134,001)                             $34,316,019
--------------------------------------------------------------------------------------------------
Cash                                                                   11,367
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       272,825
--------------------------------------------------------------------------------------------------
Interest receivable                                                    50,801
--------------------------------------------------------------------------------------------------
Receivable from investment adviser                                     57,881
--------------------------------------------------------------------------------------------------
Total assets                                                                           $34,708,893
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                  $2,701
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                   4,527,500
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                          3
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $4,530,204
--------------------------------------------------------------------------------------------------
Net assets                                                                             $30,178,689
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $29,982,153
--------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           182,018
--------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss) on
investments                                                            15,292
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income             (774)
--------------------------------------------------------------------------------------------------
Net assets                                                                             $30,178,689
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                2,997,309
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                      $27,220,183
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                2,703,493
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.07
--------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$10.07)                                               $10.33
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $1,731,495
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  171,957
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.07
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $1,227,011
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  121,859
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $10.07
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 2/28/05

NET INVESTMENT INCOME

Interest income                                                                           $124,463
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                        $26,677
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                             4,269
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                  9,323
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                  1,977
--------------------------------------------------------------------------------------------------
  Administrative fee                                                        460
--------------------------------------------------------------------------------------------------
  Custodian fee                                                           5,558
--------------------------------------------------------------------------------------------------
  Printing                                                               39,131
--------------------------------------------------------------------------------------------------
  Postage                                                                   200
--------------------------------------------------------------------------------------------------
  Auditing fees                                                          21,808
--------------------------------------------------------------------------------------------------
  Legal fees                                                                 80
--------------------------------------------------------------------------------------------------
  Registration fees                                                       3,000
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                           3,299
--------------------------------------------------------------------------------------------------
Total expenses                                                                            $115,782
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (1,540)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor          (114,242)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                   $--
--------------------------------------------------------------------------------------------------
Net investment income                                                                     $124,463
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investment transactions
(identified cost basis)                                                                    $15,292
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments                           $182,018
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                    $197,310
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $321,773
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                               SIX MONTHS ENDED
                                                                        2/28/05
                                                                   (UNAUDITED)*

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                                  $124,463
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                                  15,292
-------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                               182,018
---------------------------------------------------------------     -----------
Change in net assets from operations                                   $321,773
---------------------------------------------------------------     -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------
  Class A                                                             $(113,732)
-------------------------------------------------------------------------------
  Class C                                                                (6,091)
-------------------------------------------------------------------------------
  Class I                                                                (5,414)
---------------------------------------------------------------     -----------
Total distributions declared to shareholders                          $(125,237)
---------------------------------------------------------------     -----------
Net change in net assets from fund share transactions               $29,982,063
---------------------------------------------------------------     -----------
Redemption fees                                                             $90
---------------------------------------------------------------     -----------
Total change in net assets                                          $30,178,689
---------------------------------------------------------------     -----------

NET ASSETS

At end of period (including accumulated distributions in excess
of net investment income of $774)                                   $30,178,689
-------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, January 4, 2005, through February 28, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                                PERIOD ENDED
CLASS A                                                              2/28/05
                                                                (UNAUDITED)*

Net asset value, beginning of period                                  $10.00
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.05
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
   foreign currency                                                     0.07
-----------------------------------------------------------------     ------
Total from investment operations                                       $0.12
-----------------------------------------------------------------     ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.05)
-----------------------------------------------------------------     ------
Redemption fees added to paid-in capital#                              $0.00+++
-----------------------------------------------------------------     ------
Net asset value, end of period                                        $10.07
-----------------------------------------------------------------     ------
Total return (%)(+)&                                                    1.16++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                              0.04+
--------------------------------------------------------------------------------
Net investment income                                                   3.03+
--------------------------------------------------------------------------------
Portfolio turnover                                                         5
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $27,220
--------------------------------------------------------------------------------

(S) The investment adviser voluntarily agreed under a temporary expense agreement to waive all of the fund's operating expenses. In addition, the investment adviser and the distributor voluntarily waived their fees for the period indicated. If these fee reductions had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.00+++
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              2.79+
--------------------------------------------------------------------------------
Net investment income(S)                                                0.28+
--------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, January 4, 2005, through February 28, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                PERIOD ENDED
CLASS C                                                              2/28/05
                                                                (UNAUDITED)*

Net asset value, beginning of period                                  $10.00
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.05
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
    foreign currency                                                    0.07
-----------------------------------------------------------------     ------
Total from investment operations                                       $0.12
-----------------------------------------------------------------     ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.05)
-----------------------------------------------------------------     ------
Redemption fees added to paid-in capital#                              $0.00+++
-----------------------------------------------------------------     ------
Net asset value, end of period                                        $10.07
-----------------------------------------------------------------     ------
Total return (%)&                                                       1.16++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                              0.04+
--------------------------------------------------------------------------------
Net investment income                                                   3.04+
--------------------------------------------------------------------------------
Portfolio turnover                                                         5
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $1,731
--------------------------------------------------------------------------------

(S) The investment adviser voluntarily agreed under a temporary expense agreement to waive all of the fund's operating expenses. In addition, the investment adviser and the distributor voluntarily waived their fees for the period indicated. If these fee reductions had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                    $(0.01)
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               3.54+
--------------------------------------------------------------------------------
Net investment loss(S)                                                  (0.46)+
--------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, January 4, 2005, through February 28, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                PERIOD ENDED
CLASS I                                                              2/28/05
                                                                (UNAUDITED)*

Net asset value, beginning of period                                  $10.00
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.05
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
    foreign currency                                                    0.07
-----------------------------------------------------------------     ------
Total from investment operations                                       $0.12
-----------------------------------------------------------------     ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.05)
-----------------------------------------------------------------     ------
Redemption fees added to paid-in capital#                              $0.00+++
-----------------------------------------------------------------     ------
Net asset value, end of period                                        $10.07
-----------------------------------------------------------------     ------
Total return (%)&                                                       1.16++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                              0.04+
--------------------------------------------------------------------------------
Net investment income                                                   3.04+
--------------------------------------------------------------------------------
Portfolio turnover                                                         5
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $1,227
--------------------------------------------------------------------------------

(S) The investment adviser voluntarily agreed under a temporary expense agreement to waive all of the fund's operating expenses. In addition, the investment adviser voluntarily waived its fees for the period indicated. If these fee reductions had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.01
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              2.54+
--------------------------------------------------------------------------------
Net investment income(S)                                                0.54+
--------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, January 4, 2005, through February 28, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Floating Rate High Income Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in below investment grade loans and other debt securities. Investments in below investment grade loans and securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Debt instruments, including restricted securities (other than short-term instruments), in the fund's portfolio are generally valued on the basis of quotations from brokers and dealers or an evaluated bid price as reported by an independent pricing service. The value of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT TERM FEES - For purchases made on or after the beginning of the period and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will charge a 1% redemption fee on proceeds from Class A, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, consent fees, and prepayment fees. These fees are recorded as income in the accompanying financial statements. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended February 28, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for amortization and accretion on debt securities.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive its fee through March 31, 2005, which is shown as a reduction of total expenses in the Statement of Operations. Payment of the management fee will be implemented on April 1, 2005.

The investment adviser has also voluntarily agreed to pay all of the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that the fund's other expenses do not exceed 0% through March 31, 2005; 0.10% from April 1, 2005 through December 31, 2005 and 0.40% thereafter. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Independent Trustees currently are not receiving any payments for their services to the fund.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund incurred and MFS waived an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                BEGINNING OF
                                               PERIOD THROUGH
EFFECTIVE DATE                                     2/28/05              3/01/05

First $2 billion                                  0.01120%             0.01626%
-------------------------------------------------------------------------------
Next $2.5 billion                                 0.00832%             0.01206%
-------------------------------------------------------------------------------
Next $2.5 billion                                 0.00032%             0.00056%
-------------------------------------------------------------------------------
In excess of $7 billion                           0.00000%             0.00000%
-------------------------------------------------------------------------------

The March 1, 2005 rates were not effective during the current reporting period.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $495 as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:
                                                        CLASS A         CLASS C

Distribution Fee                                          0.10%          0.75%
------------------------------------------------------------------------------
Service Fee                                               0.25%          0.25%
------------------------------------------------------------------------------
Total Distribution Plan                                   0.35%          1.00%
------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will not be implemented until such a date as the Trustees of the Trust may determine. The Class A service fee is being waived through March 31, 2005.

The Class C distribution fee and service fee is being waived through March 31, 2005.

Payment of the Class C distribution fee and the Class A and Class C service fee will be implemented on April 1, 2005.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year of purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended February 28, 2005.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the beginning of the period through February 28, 2005, the fund is charged up to 0.1035% of its average daily net assets. For the period ended February 28, 2005, the fund incurred and MFS waived an MFSC fee of $4,260 for shareholder services which equated to 0.1035% of the fund's average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC and waived by MFS on behalf of the fund and subsequently reimbursed to MFSC which amounted to $9, and other costs paid by the fund directly to unaffiliated vendors for the period ended February 28, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments (including principal repayments of floating rate loans), other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $24,686,536 and $526,113, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                 $34,305,713
          ----------------------------------------------------------
          Gross unrealized appreciation                     $196,210
          ----------------------------------------------------------
          Gross unrealized depreciation                      (14,964)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)        $181,246
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                        Period ended 2/28/05*
                                                         SHARES      AMOUNT

CLASS A SHARES

Shares sold                                            2,692,957   $26,936,588
------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                             11,044       111,012
------------------------------------------------------------------------------
Shares reacquired                                           (508)       (5,026)
------------------------------------------------------------------------------
Net change                                             2,703,493   $27,042,574
------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                              171,386    $1,715,148
------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                571         5,740
------------------------------------------------------------------------------
Shares reacquired                                             --           --
------------------------------------------------------------------------------
Net change                                               171,957    $1,720,888
------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                              121,494    $1,215,019
------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                537         5,401
------------------------------------------------------------------------------
Shares reacquired                                           (172)       (1,729)
------------------------------------------------------------------------------
Net change                                               121,859    $1,218,691
------------------------------------------------------------------------------

* From the period from commencement of investment operations, January 4, 2005, through February 28, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $50 million uncommited, unsecured line of credit provided by "the custodian" under a line of credit agreement. Borrowings may be made to temporarily finance the purchase of securities or the redemption of shares. The fund had no significant borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund may trade financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include, written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) RESTRICTED SECURITIES

The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Portfolio of Investments.

(9) LOANS AND OTHER DIRECT DEBT INSTRUMENTS

The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. The ability of the issuers of the loans to meet their obligations may be affected by economic developments in a specific industry. At the end of the period, the fund had unfunded loan commitments of $170,940.

(10) SIGNIFICANT SHAREHOLDERS

Two shareholders held more than 10% of the outstanding voting shares of the fund, comprising 83.79% of the outstanding shares at February 28, 2005. These shareholders are affiliated entities of the fund's investment adviser.

(11) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005 and the affected MFS funds received the payment on February 16, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               FRH-SEM-4/05 2M

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X
            ------------------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                          ----------------------------------------------------
                           Robert J. Manning, President

Date: April 22, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                          ----------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: April 22, 2005
      --------------

By (Signature and Title)*  RICHARD M. HISEY
                           ---------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date: April 22, 2005
      --------------

* Print name and title of each signing officer under his or her signature.